Income taxes - Reconciliation between Amount of Income Tax Expense Resulted from Applying Statutory Tax Rate and Reported Amount of Income Tax Expense (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income before income tax	$ (10,341)	$ 44,741	$ 24,918	$ 37,751	$ 20,105	$ 28,421	$ 35,884	$ 28,640	$ 97,069	$ 113,050	$ 59,799
Income tax at statutory rate									27,471	33,033	17,222
Foreign tax rate differential									(5,400)	(9,572)	2,626
Non-deductible expenses									7,622	281	299
Non-taxable income									(25,745)	(23,977)	(21,620)
Prior year adjustments									110	(1,773)	72
Change in valuation allowance									2,536	1,827
Other									(321)	385	39
Total									$ 6,273	$ 204	$ (1,362)